September 24, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Master Intermediate Income Trust (Reg. No. 333-28271)
     (811-5498) (the "Fund") Pre-Effective Amendment No. 1 to
     Registration Statement on Form N-14 (the "Registration
     Statement").

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of combined prospectus/proxy statement and statement of additional information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 (the "Amendment") would not have differed from that contained in the Amendment, which was filed electronically on July 28, 1997.

     Comments or questions concerning this certificate may be directed to Charles Ruys de Perez at 1-800-225-2465, ext. 11395.

                         Very truly yours,

                         Putnam Master Intermediate Income Trust

                              /s/ Gordon H. Silver
                         By:  -----------------------
                              Gordon H. Silver
                              Vice President


cc:  Ruth A. Sanders
     John Kingston
     Jennifer Motley